SUPPLEMENT DATED SEPTEMBER 30, 1996

                         TO PROSPECTUS DATED MAY 1, 1996

                         WRL FREEDOM WEALTH PROTECTOR(R)
                      A JOINT SURVIVORSHIP FLEXIBLE PREMIUM
                         VARIABLE LIFE INSURANCE POLICY

                                    ISSUED BY
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               201 HIGHLAND AVENUE
                              LARGO, FLORIDA 33770


The following modifies the Prospectus dated May 1, 1996, AND APPLIES ONLY TO POLICIES ISSUED IN THE STATE OF PENNSYLVANIA.

The table of "SURRENDER CHARGE PERCENTAGES" shown under the heading "CHARGES AND DEDUCTIONS - CONTINGENT SURRENDER CHARGES, (c) SURRENDER CHARGE Percentage", page 24, is deleted and replaced with the following:


                          SURRENDER CHARGE PERCENTAGES

Policy Year         Issue Ages 20-69     Issue Ages 70-74     Issued Ages 75-80

     1                  100%                  100%                  100%
     2                  100%                  100%                   96%
     3                  100%                  100%                   89%
     4                  100%                  100%                   83%
     5                  100%                   95%                   77%
     6                  100%                   90%                   73%
     7                  100%                   85%                   68%
     8                  100%                   80%                   65%
     9                   95%                   76%                   61%
    10                   90%                   72%                   58%
    11                   80%                   68%                   55%
    12                   60%                   60%                   51%
    13                   40%                   40%                   40%
    14                   20%                   20%                   20%
    15                    0%                    0%                    0%

The first paragraph under the heading "POLICY RIGHTS- POLICY SPLIT OPTION", page 28-29, is revised as follows:

     Subject to Western Reserve's evidence of insurability requirements, the Policyowner may request to split the Policy, not including any riders, and purchase two permanent individual Fixed Account life insurance policies offered at the time of the request; one on the life of each Joint Insured.